Derivative warrant liabilities	6 Months Ended
Feb. 28, 2023
Derivative Warrant Liabilities
Derivative warrant liabilities

10.	Derivative warrant liabilities

Amount
As at August 31, 2022	$6,849
Change in fair value	(2,400)
As at February 28, 2023	$4,449

Derivative warrant liabilities of $4.4 million will only be settled by issuing equity of the Company.

Fair values of derivative warrant liabilities were calculated using the Black-Scholes option pricing model with the following assumptions:

	February 28, 2023	August 31, 2022
Share price	$0.40	$0.48
Risk-free interest rate	4.31% - 5.00%	3.32% - 3.44%
Dividend yield	0%	0%
Expected volatility	53% - 57%	55% - 60%
Remaining term (in years)	0.4 – 3.9	0.9 – 4.4

The fair value is classified as level 3 as expected volatilities is determined using adjusted historical volatilities and were therefore not an observable input.

Sensitivity analysis

If expected volatility, the significant unobservable input, had been higher or lower by 10% and all other variables were held constant, net income and net assets for the three and six months ended February 28, 2023 would increase or decrease by:

	February 28, 2023
10% change in expected volatilities	Increase	Decrease
(Loss) income	$(914)	$931